REVENUE RECOGNITION- Performance Obligations (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Floor license fees		$ 10,500,000
Maintenance
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ (1,043,000)
Revenue, performance obligation, expected timing of satisfaction, period	5 years		5 years
Floor license fees	$ 60,000
Maintenance | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period			12 months
Maintenance | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ (240,000)
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months
Implementation Fees
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, performance obligation, expected timing of satisfaction, period			5 years
Floor license fees	$ 1,668,000
Implementation Fees | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period			12 months